Expense Example - TCW Emerging Markets Multi-Asset Opportunities Fund	Mar. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 102
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	675
Expense Example, with Redemption, 10 Years	1,521
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	919
Expense Example, with Redemption, 10 Years	$ 2,067